Mortgages and Other Loans (Details) - Schedule of the outstanding loans carried out by the company $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Bank [Member] | Maple View Development LLC [Member]
Short-Term Debt [Line Items]
Loan Initial Principal	$ 2,128
Interest	4.25%
Amount Outstanding December 31, 2021, net	$ 2,107
Due Date	Dec. 28, 2024
Balance sheet classification	Short term liabilities
Lender	Plains State Bank
Other 3rd parties [Member]
Short-Term Debt [Line Items]
Loan Initial Principal	$ 3,000
Amount Outstanding December 31, 2021, net	3,000
Other 3rd parties [Member] | Maple Farms GP LLC [Member]
Short-Term Debt [Line Items]
Loan Initial Principal	$ 3,000
Interest	12.00%
Amount Outstanding December 31, 2021, net	$ 3,000
Due Date	Dec. 31, 2022
Balance sheet classification	Short term liabilities*
Sellers [Member]
Short-Term Debt [Line Items]
Loan Initial Principal	$ 4,855
Amount Outstanding December 31, 2021, net	4,855
Sellers [Member] | Pecan ranch north LLC [Member]
Short-Term Debt [Line Items]
Loan Initial Principal	$ 2,855
Interest	0.00%	[1]
Amount Outstanding December 31, 2021, net	$ 2,855
Due Date	Dec. 10, 2022
Balance sheet classification	Short term liabilities
Lender	SH 288 & 476 Partners LTD	[2]
Sellers [Member] | Maple grove development LLC [Member]
Short-Term Debt [Line Items]
Loan Initial Principal	$ 2,000
Interest	8.00%
Amount Outstanding December 31, 2021, net	$ 2,000
Due Date	Feb. 08, 2023
Balance sheet classification	Short term liabilities
Lender	Morton Newman Partners LLC	[2]

[1]	This loan was granted as part of the acquisition agreement for this property.
[2]	All loans are secured as a first lien on the rights of the property company (borrower) in the property.